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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

            Report for the Calendar Year of Quarter Ended: March 31, 2005

                Check here if Amendment [X]; Amendment Number: 1

               This Amendment (Check only one.):
                [ ] is a restatement.
                [X] adds new holdings entries.

                Institutional Investment Manager Filing this Report:
                        Watershed Asset Management, L.L.C.
                                One Maritime Plaza
                                    Suite 1525
                          San Francisco, California 94111

                         Form 13F File Number: 28-11095

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Meridee Moore
                           Senior Managing Member
                                (415) 391.8900





                               /s/ Meridee Moore
                            ------------------------
                            San Francisco, California
                                  June 16, 2005



                                  Report Type:
                               13F Holdings Report

                              Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        0

                     Form 13 F Information Table Entry Total:

                                        1

                     Form 13 F Information Table Value Total:

                               $ 9,158 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


COLUMN 1                        COLUMN 2        COLUMN 3   COLUMN 4  COLUMN 5              COLUMN 6 COLUMN 7  COLUMN 8

                                                           VALUE     SHRS OR    SH/  PUT/  INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS  CUSIP      ($1,000)  PRN AMT    PRN  CALL  DSCRETN  MANAGERS  SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Manugistics Group Inc           Note            565011AB9  9,158     10,000     PRN        Sole               10,000
